STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

December 31, 2017	Ultimate parent corporation	Parent corporation

Risk-free interest rate	1.89%	1.83%
Distribution yield	0.46%	1.12%
Expected volatility	18.76%	16.94%
Expected remaining life	2.7 years	2.4 years

December 31, 2016	Ultimate parent corporation	Parent corporation

Risk-free interest rate	1.21%	1.13%
Distribution yield	0.48%	1.33%
Expected volatility	19.26%	19.01%
Expected remaining life	3.7 years	3.2 years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning and end of year	100,000	$12.75	100,000	$12.75

Vested options at end of year	66,666	$12.75	33,333	$12.75

Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	286,105	$63.98	386,611	$62.34
Exercised	(80,378)	60.89	(94,506)	56.84
Cancelled	(47,500)	65.54	(6,000)	70.56

Balance at end of year	158,227	$65.08	286,105	$63.98

Vested options at end of year	39,900	$63.06	29,550	$59.94